OMB APPROVAL
							OMB NUMBER: 3235-0456
							EXPIRES: AUGUST 31, 2000

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

	Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:

Morgan Stanley Dean Witter Fund of Funds
	Two World Trade Center, 70th Floor
	New York, N.Y.   10048


2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) :

[x]


3.	Investment Company Act File Number:  333-30765

Securities Act File Number:  811-8283


4(a).	Last day of fiscal year for which this Form is
filed:  09/30/00

4(b).	[    ] Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
	A.2)

          Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer
          will be filing this Form.


5.Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
fiscal year pursuant to section 24(f):
$ 167,203,408.25


(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:
$ 71,377,697.54


(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
 $ 3,847,656.33


(iv)	Total available redemption credits [add Items 5(ii)
        and 5(iii)] :
   $ (75,225,353.87)


(v)	Net sales ? if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from item 5(i)? :
$ 91,978,054.38


(vi)	Redemption credits available for use in future
years if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$ 0.00

(vii)Multiplier for determining registration fee (See
Instruction C.9):	0.000264

(viii)Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter 0 if no fee is due):
      								= $ 24,282.21


6. Prepaid Shares
 If the response to Item 5(i) was determined by deduction
 and amount of securities that were registered under the
 Securities Act of 1933 pursuant to rule 24e-2 as in
 effect before [effective date of rescission of rule 24e-
 2], then report the amount of securities (number of
 shares or other units) deducted here:         .  If
 there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
   Instruction D):

									+$0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

									= $ 24,282.21

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

							 December 15, 2000

			Method of Delivery:
							[ x] Wire Transfer
							[  ] Mail or other means
















SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Barry Fink
				         Barry Fink
				         Vice President

Date   December 15, 2000
           *Please print the name and title of the signing officer below the signature.